DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure Of Disposal Of Assets [Abstract]
DISPOSAL OF ASSETS	DISPOSAL OF ASSETS
On April 26, 2024, Brookfield Renewable, together with its institutional partners, completed the sale of a 60 MW battery storage asset in the U.S. for proceeds of approximately $87 million ($25 million net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $82 million of total assets from the consolidated statements of financial position. This resulted in a gain on disposition of $5 million ($2 million net to Brookfield Renewable) recognized within Other income in the consolidated statements of income (loss).
On May 28, 2024, Brookfield Renewable, together with its institutional partners, completed the sale of a 30 MW hydroelectric asset in the U.S. for proceeds of approximately $67 million ($15 million net to Brookfield Renewable) net of transaction fees. As a result of the disposition, Brookfield Renewable derecognized $42 million of total assets and $4 million of total liabilities from the consolidated statements of financial position. This resulted in a gain on disposition of $29 million ($6 million net to Brookfield Renewable) recognized within Other income in the consolidated statements of income (loss). As a result of the disposition, Brookfield Renewable's post-tax portion of the accumulated revaluation surplus of $28 million was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposals item in the consolidated statements of changes in equity.
On May 31, 2024, Brookfield Renewable, together with its institutional partners, completed the sale of a 85 MW portfolio of biomass facilities in Brazil for proceeds of approximately R$251 million ($48 million) (R$105 million ($21 million) net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $86 million of total assets and $2 million of total liabilities from the consolidated statements of financial position. This resulted in a loss on disposition of $24 million ($11 million net to Brookfield Renewable) recognized through other comprehensive income and $12 million ($5 million net to Brookfield Renewable) recognized within Other in the consolidated statements of income (loss) during the year.
On September 9, 2024, Brookfield Renewable, together with its institutional partners, completed the sale of its 50% interest in a 67 MW portfolio of wind facilities in the U.K. for proceeds of approximately £63 million ($82 million) (£28 million ($36 million) net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $250 million of total assets, $135 million of total liabilities, and $39 million of non-controlling interest from the consolidated statements of financial position. This resulted in gain on disposition of $6 million ($2 million net to Brookfield Renewable) recognized within Other income in the consolidated statements of income (loss) during the year.
On November 29, 2024, Brookfield Renewable, together with its institutional partners, completed the sale of a 90 MW portfolio of hydroelectric assets in Brazil for proceeds of $104 million ($44 million net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $157 million of total assets and $44 million of total liabilities from the consolidated statements of financial position. This resulted in a loss on disposition of $28 million ($12 million net to Brookfield Renewable) recognized within Other in the consolidated statements of income (loss). As a result of the disposition, Brookfield Renewable’s post tax portion of the accumulated revaluation surplus of $25 million was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposals item in the consolidated statements of changes in equity.
On December 20, 2024, Brookfield Renewable, together with its institutional partners, completed the sale of a portfolio of 63 MW solar assets, 682 MW wind assets, and a 1.6 GW development pipeline in Spain and Portugal for proceeds of approximately €708 million ($741 million) (€411 million ($430 million) net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $1,186 million of total assets and $735 million of total liabilities from the consolidated statements of financial position. This resulted in a gain on disposition, net of transaction costs, foreign currency translation and investment hedge adjustments, of $295 million ($171 million net to Brookfield Renewable) recognized within Other income in the consolidated statements of income (loss). As a result of the disposition, Brookfield Renewable’s post-tax portion of the accumulated revaluation surplus of $189 million was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposals item in the consolidated statements of changes in equity.